Consolidated Statements of Comprehensive (Loss) Income - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Statement of Other Comprehensive Income [Abstract]
Net (loss) income	$ (466,204)	$ 6,849
Change in fair value attributable to instrument-specific credit risk of convertible notes measured at fair value under the fair value option, net of tax effect of $— and $—	27,164	0
Total other comprehensive income, net of income taxes	27,164	0
Comprehensive (loss) income	$ (439,040)	$ 6,849